Contingent Liabilities and Commitments - Commitments Under Contracts (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 140
2017	130
2018	116
2019	104
2020	91
Thereafter	105
Total	$ 686